UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments

Cash Management Trust

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Asset Backed Commercial Paper (2.7%)[a]	Value
	Golden Funding Corporation
$22,138,000	0.160%, 2/6/2013[b,c]	$22,137,508
	Liberty Street Funding, LLC
86,000,000	0.140%, 2/1/2013[b,c]	86,000,000
	Nieuw Amsterdam Receivables
3,102,000	0.200%, 2/1/2013[b,c]	3,102,000

	Total	111,239,508

Principal Amount	Financial Company Commercial Paper (3.0%)[a]	Value
	AllianceBernstein, LP
43,500,000	0.200%, 2/1/2013[c]	43,500,000
	BNP Paribas Finance, Inc.
50,000,000	0.140%, 2/1/2013[b]	50,000,000
	Societe Generale North America, Inc.
28,830,000	0.150%, 2/1/2013[b]	28,830,000

	Total	122,330,000

Principal Amount	Government Agency Debt (75.4%)[a]	Value
	Federal Agricultural Mortgage Corporation
38,560,000	0.073%, 2/1/2013[d]	38,560,000
3,900,000	0.130%, 2/28/2013	3,899,620
10,520,000	0.150%, 3/8/2013	10,518,466
11,000,000	0.100%, 3/13/2013	10,998,778
12,980,000	0.170%, 4/15/2013	12,975,526
15,000,000	0.090%, 4/17/2013	14,997,188
50,000,000	0.101%, 7/25/2013[d]	49,976,458
55,680,000	0.113%, 8/5/2013[d]	55,648,682
20,000,000	0.180%, 11/1/2013[d]	19,999,336
	Federal Farm Credit Bank
50,000,000	0.254%, 4/26/2013[d]	50,011,834
5,550,000	0.216%, 6/12/2013[d]	5,551,348
30,500,000	0.235%, 7/22/2013[d]	30,509,566
1,240,000	0.205%, 8/19/2013[d]	1,240,283
4,580,000	0.225%, 8/22/2013[d]	4,582,089
8,070,000	0.196%, 8/27/2013[d]	8,070,000
10,978,000	0.258%, 12/6/2013[d]	10,987,025
10,000,000	0.176%, 1/13/2014[d]	10,001,021
25,000,000	0.351%, 2/10/2014[d]	24,987,317
6,000,000	0.225%, 2/24/2014[d]	6,004,911
15,000,000	0.176%, 8/12/2014[d]	14,996,557
10,000,000	0.178%, 10/9/2014[d]	9,995,793
	Federal Home Loan Banks
25,000,000	0.070%, 2/1/2013	25,000,000
16,900,000	0.150%, 2/6/2013	16,900,002
10,000,000	0.160%, 2/13/2013	10,000,250
20,000,000	0.121%, 2/15/2013	19,999,059
31,700,000	0.180%, 2/15/2013	31,700,972
73,600,000	0.126%, 2/20/2013	73,595,118
15,000,000	0.121%, 2/22/2013	14,998,941
20,000,000	0.200%, 2/25/2013	20,000,702
5,000,000	0.360%, 2/25/2013[d]	5,000,864
31,500,000	0.134%, 3/1/2013	31,496,710
4,222,000	0.125%, 3/6/2013	4,221,516
13,000,000	0.152%, 3/8/2013	12,998,085
21,000,000	0.280%, 3/8/2013	21,003,951
25,000,000	0.080%, 3/13/2013	24,997,778
14,850,000	0.150%, 3/14/2013	14,849,793

Principal Amount	Government Agency Debt (75.4%)[a]	Value
$25,000,000	0.150%, 3/18/2013	$25,001,722
21,400,000	0.099%, 3/20/2013	21,442,675
50,279,000	0.130%, 3/20/2013	50,270,442
10,000,000	0.150%, 3/22/2013	9,997,958
8,310,000	0.190%, 3/25/2013	8,311,226
6,550,000	0.140%, 3/27/2013	6,558,445
23,950,000	0.139%, 4/3/2013	23,944,340
14,600,000	0.160%, 4/12/2013	14,595,458
4,000,000	0.240%, 4/12/2013	4,000,838
9,100,000	0.230%, 4/16/2013	9,101,835
35,000,000	0.161%, 4/17/2013	34,988,229
10,000,000	0.163%, 4/24/2013	9,996,287
6,300,000	0.400%, 4/30/2013	6,304,107
10,000,000	0.150%, 5/2/2013	9,996,250
21,000,000	0.165%, 5/3/2013	20,991,241
15,000,000	0.155%, 5/8/2013	14,993,800
10,000,000	0.350%, 5/14/2013	10,004,727
7,360,000	0.168%, 5/15/2013	7,356,462
10,000,000	0.170%, 5/15/2013[d]	9,999,653
13,000,000	0.300%, 5/16/2013	13,004,966
40,000,000	0.160%, 5/22/2013	39,980,444
40,000,000	0.165%, 5/23/2013[d]	40,000,000
25,000,000	0.100%, 5/28/2013	24,991,944
25,000,000	0.154%, 5/28/2013[d]	24,999,414
15,000,000	0.155%, 5/29/2013	14,992,444
15,000,000	0.240%, 5/29/2013	15,003,328
3,200,000	0.100%, 6/7/2013	3,198,880
8,455,000	0.350%, 6/7/2013	8,460,790
25,310,000	0.137%, 6/14/2013	25,655,389
5,650,000	0.160%, 6/14/2013	5,680,378
16,265,000	0.172%, 6/14/2013	16,574,270
7,250,000	0.400%, 6/21/2013	7,256,922
5,000,000	0.350%, 6/28/2013	5,004,007
4,800,000	0.115%, 7/24/2013	4,797,347
25,000,000	0.150%, 8/8/2013[d]	25,003,255
20,000,000	0.170%, 8/22/2013[d]	20,003,385
25,000,000	0.170%, 8/22/2013[d]	25,005,638
15,000,000	0.164%, 8/28/2013[d]	14,999,540
40,000,000	0.168%, 9/6/2013[d]	39,999,464
10,000,000	0.170%, 9/6/2013[d]	10,000,599
15,000,000	0.170%, 10/1/2013[d]	15,003,024
30,000,000	0.164%, 10/25/2013[d]	30,002,262
20,000,000	0.230%, 11/15/2013[d]	20,004,788
37,000,000	0.121%, 1/27/2014[d]	36,969,884
5,000,000	0.190%, 2/3/2014[d]	4,997,451
25,000,000	0.114%, 2/14/2014[d]	24,981,661
8,320,000	0.210%, 2/24/2014[d]	8,320,000
6,000,000	0.174%, 2/27/2014[d]	5,999,353
25,000,000	0.178%, 3/6/2014[d]	24,997,370
33,470,000	0.300%, 6/4/2014[d]	33,501,730
15,000,000	0.176%, 6/17/2014[d]	14,997,894
	Federal Home Loan Mortgage Corporation
3,000,000	0.130%, 2/4/2013	2,999,968
10,000,000	0.130%, 2/13/2013	9,999,567
7,000,000	0.127%, 2/19/2013	6,999,556
10,000,000	0.060%, 2/20/2013	9,999,683
6,977,000	0.135%, 2/25/2013	6,976,372
15,000,000	0.145%, 2/27/2013	14,998,429
15,629,000	0.082%, 2/28/2013	15,723,022
25,000,000	0.145%, 2/28/2013	24,997,281
6,800,000	0.150%, 3/5/2013	6,799,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Cash Management Trust

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Government Agency Debt (75.4%)[a]	Value
$4,000,000	0.085%, 3/14/2013	$3,999,613
10,000,000	0.150%, 3/19/2013	9,998,083
34,102,000	0.165%, 3/21/2013[d]	34,102,685
10,000,000	0.150%, 3/26/2013	9,997,792
25,372,000	0.750%, 3/28/2013	25,397,276
8,195,000	0.155%, 4/1/2013	8,192,918
5,790,000	0.144%, 4/15/2013	5,807,375
45,635,000	0.144%, 4/22/2013	45,620,393
4,100,000	0.150%, 4/23/2013	4,098,616
25,000,000	0.165%, 4/29/2013	24,990,031
15,000,000	0.155%, 5/6/2013	14,993,929
53,500,000	0.158%, 5/6/2013[d]	53,500,414
15,520,000	0.153%, 5/20/2013	15,512,866
11,600,000	0.155%, 5/21/2013	11,594,556
16,828,000	0.160%, 5/28/2013	16,819,324
53,600,000	0.159%, 6/3/2013[d]	53,600,735
2,760,000	0.156%, 6/17/2013[d]	2,760,067
6,705,000	0.170%, 6/21/2013	6,700,567
4,250,000	0.360%, 9/12/2013[d]	4,252,634
26,700,000	0.146%, 9/13/2013[d]	26,697,508
13,150,000	0.178%, 11/4/2013[d]	13,151,495
	Federal National Mortgage Association
14,902,000	0.149%, 2/12/2013	14,917,435
22,395,000	0.127%, 2/20/2013	22,393,503
15,483,000	0.191%, 2/21/2013	15,522,180
16,850,000	0.750%, 2/26/2013	16,857,590
13,030,000	0.130%, 2/27/2013	13,028,777
7,000,000	0.080%, 3/1/2013	6,999,564
5,000,000	0.236%, 3/14/2013[d]	4,999,248
66,898,000	0.105%, 3/15/2013	67,229,212
10,500,000	0.150%, 3/20/2013	10,497,944
10,000,000	0.150%, 3/27/2013	9,997,750
15,000,000	0.167%, 4/1/2013	15,092,986
10,000,000	0.155%, 4/3/2013	9,997,374
10,000,000	0.090%, 4/24/2013	9,997,950
10,722,000	0.156%, 5/1/2013	10,717,870
10,200,000	0.188%, 5/1/2013	10,311,800
4,509,000	0.153%, 5/7/2013	4,527,993
13,135,000	0.158%, 5/22/2013	13,128,659
25,000,000	0.142%, 6/26/2013	24,985,691
20,000,000	0.182%, 6/26/2013	20,105,272
5,000,000	0.500%, 8/9/2013	5,007,767
5,000,000	0.178%, 11/8/2013[d]	5,001,198
5,000,000	0.390%, 8/25/2014[d]	5,011,094
	Straight-A Funding, LLC
16,065,000	0.180%, 2/1/2013[b,c]	16,065,000
25,000,000	0.150%, 2/13/2013[b,c]	24,998,750
2,923,000	0.140%, 2/19/2013[b,c]	2,922,795
25,000,000	0.140%, 2/20/2013[b,c]	24,998,153
30,000,000	0.140%, 2/22/2013[b,c]	29,997,550
30,103,000	0.190%, 3/1/2013[b,c]	30,098,551
13,672,000	0.190%, 3/5/2013[b,c]	13,669,691
7,783,000	0.190%, 3/6/2013[b,c]	7,781,644
25,000,000	0.190%, 3/7/2013[b,c]	24,995,514
25,000,000	0.190%, 3/11/2013[b,c]	24,994,986
18,601,000	0.190%, 3/12/2013[b,c]	18,597,171
25,000,000	0.190%, 3/13/2013[b,c]	24,994,722
15,000,000	0.190%, 3/14/2013[b,c]	14,996,754
20,020,000	0.190%, 3/15/2013[b,c]	20,015,562
23,605,000	0.190%, 3/19/2013[b,c]	23,599,269
26,279,000	0.190%, 3/27/2013[b,c]	26,271,511

Principal Amount	Government Agency Debt (75.4%)[a]	Value
$20,012,000	0.190%, 4/1/2013[b,c]	$20,005,768
15,000,000	0.190%, 4/2/2013[b,c]	14,995,250
26,182,000	0.190%, 4/3/2013[b,c]	26,173,571
21,754,000	0.190%, 4/4/2013[b,c]	21,746,882
25,000,000	0.190%, 4/5/2013[b,c]	24,991,688
10,000,000	0.190%, 4/8/2013[b,c]	9,996,517
30,000,000	0.190%, 4/9/2013[b,c]	29,989,392
30,000,000	0.190%, 4/10/2013[b,c]	29,989,233
25,000,000	0.190%, 4/12/2013[b,c]	24,990,764
20,000,000	0.190%, 4/16/2013[b,c]	19,992,189
10,000,000	0.190%, 4/17/2013[b,c]	9,996,042
25,000,000	0.190%, 4/19/2013[b,c]	24,989,840
30,018,000	0.190%, 4/22/2013[b,c]	30,005,326

	Total	3,047,989,845

Shares	Investment Company (5.9%)	Value
	AIM Investments Institutional Government and Agency Portfolio
130,000	0.020%	130,000
	BlackRock Cash Funds
26,222,000	0.170%	26,222,000
	Dreyfus Institutional Cash Advantage Fund
73,345,000	0.090%	73,345,000
	DWS Money Market Series
65,666,000	0.110%	65,666,000
	Morgan Stanley Institutional Liquidity Funds
74,321,000	0.110%	74,321,000

	Total	239,684,000

Principal Amount	Other Commercial Paper (1.4%)[a]	Value
	Cargill Global Funding plc
30,000,000	0.110%, 2/6/2013[b,c]	29,999,542
	Novartis Finance Corporation
25,000,000	0.100%, 2/1/2013[b,c]	25,000,000

	Total	54,999,542

Principal Amount	Other Instrument (1.8%)[a]	Value
	BNP Paribas
71,690,000	0.100%, 2/1/2013	71,690,000

	Total	71,690,000

Principal Amount	Treasury Debt (0.6%)[a]	Value
	U.S. Treasury Notes
10,000,000	0.091%, 5/31/2013	10,111,398
10,000,000	0.375%, 7/31/2013	10,012,313

	Total	20,123,711

Principal Amount	Variable Rate Demand Note (9.1%)[a]	Value
	Andover, Minnesota Senior Housing Revenue Bonds
9,395,000	0.090%, 2/7/2013[b,d]	9,395,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Cash Management Trust

Schedule of Investments as of January 31, 2013

(unaudited)

Principal Amount	Variable Rate Demand Note (9.1%)[a]	Value
	Capital Trust Agency Multifamily Housing Revenue Bonds
$11,100,000	0.090%, 2/7/2013[b,d]	$11,100,000
	Illinois Finance Authority Multifamily Housing Revenue Bonds (Villagebrook Apartments)
5,180,000	0.120%, 2/7/2013[b,d]	5,180,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
8,560,000	0.130%, 2/1/2013[b,d]	8,560,000
2,090,000	0.090%, 2/7/2013[b,d]	2,090,000
	Overseas Private Investment Corporation
38,376,000	0.160%, 2/6/2013[d]	38,376,000
7,894,737	0.160%, 2/6/2013[d]	7,894,737
2,369,494	0.160%, 2/6/2013[d]	2,369,495
35,000,000	0.160%, 2/6/2013[d]	35,000,000
2,931,032	0.160%, 2/6/2013[d]	2,931,032
9,778,000	0.170%, 2/6/2013[d]	9,778,000
58,305,000	0.170%, 2/6/2013[d]	58,305,000
7,333,500	0.170%, 2/6/2013[d]	7,333,500
10,000,000	0.170%, 2/6/2013[d]	10,000,000
24,000,000	0.170%, 2/6/2013[d]	24,000,000
15,000,000	0.170%, 2/6/2013[d]	15,000,000
10,000,000	0.170%, 2/6/2013[d]	10,000,000
22,200,000	0.170%, 2/6/2013[d]	22,200,000
7,822,400	0.170%, 2/6/2013[d]	7,822,400
54,585,000	0.160%, 2/7/2013[d]	54,585,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
5,935,000	0.090%, 2/7/2013[b,d]	5,935,000
	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds (Methodist Hospitals of Dallas)
14,360,000	0.130%, 2/1/2013[b,d]	14,360,000

	Total	362,215,164

	Total Investments (at amortized cost) 99.9%	$4,030,271,770

	Other Assets and Liabilities, Net 0.1%	2,627,113

	Total Net Assets 100.0%	$4,032,898,883

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2013, the value of these investments was $826,599,135 or 20.5% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2013.

Cost for federal income tax purposes	$4,030,271,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Cash Management Trust

Schedule of Investments as of January 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2013, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	111,239,508	–	111,239,508	–
Financial Company Commercial Paper	122,330,000	–	122,330,000	–
Government Agency Debt	3,047,989,845	–	3,047,989,845	–
Investment Company	239,684,000	239,684,000	–	–
Other Commercial Paper	54,999,542	–	54,999,542	–
Other Instrument	71,690,000	–	71,690,000	–
Treasury Debt	20,123,711	–	20,123,711	–
Variable Rate Demand Note	362,215,164	–	362,215,164	–
Total	$4,030,271,770	$239,684,000	$3,790,587,770	$–

There were no significant transfers between Levels during the period ended January 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Notes to Schedule of Investments

As of January 31, 2013

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

5

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 27, 2013	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 27, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 27, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer